Schedule of Accrued Expenses (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities	$ 1,023,005	$ 811,660	$ 37,457
Accrued payroll	182,231	279,018	117,823
Unearned revenue	38,556	38,631	39,428
Accrued expenses	$ 1,243,792	$ 1,129,309	$ 194,708